BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 3,200	$ 3,034	$ 0
TOTAL CURRENT ASSETS	3,200	3,034	0
NON CURRENT ASSETS
Other Assets	398	0
Royalty Interests			0
TOTAL NON CURRENT ASSETS	398	0	0
TOTAL ASSETS	3,598	3,034	0
Current Liabilities:
Loan Payable - Due to Director	25,077	9,500	1,554
Account Payable	5,500	0
Income Tax Payable	0	0
TOTAL LIABILITIES	30,577	9,500	1,554
STOCKHOLDERS' EQUITY
Preferred stock: authorized 20,000,000; $0.001 par value	20,018	20,000
Common Stock Issued 20.000,000 ; $0.001 par value;			20,000
Common Stock Subscribed 20,000 ; $0.001 par value			(20,000)
Additional paid-in capital	17,482
Accumulated Profit (Loss)	(64,479)	(26,466)	(1,554)
Total Stockholders' Equity	(26,979)	(6,466)	(1,554)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,598	$ 3,034	$ 0